Schedule II - Condensed Financial Information Of Registrant (Condensed Statements Of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Net investment income	$ 174,786	$ 173,491	$ 173,104	$ 171,647	$ 166,304	$ 172,337	$ 170,612	$ 167,111	$ 693,028	$ 676,364		$ 632,540
Realized investment gains (losses)	4,755	12,600	31,272	(22,723)	27,036	8,045	(5,002)	7,261	25,924	42,190		13,879
Total revenue	833,554	837,241	877,334	829,272	847,171	838,888	835,895	845,678	3,377,401	3,367,632		3,115,073
General operating expenses									201,636	176,272		170,130
Interest expense									77,908	75,529		69,932
Total benefits and expenses									2,653,619	2,617,062		2,571,503
Operating income (loss) before income taxes and equity in earnings of affiliates	177,090	190,123	209,052	147,517	215,480	208,313	180,720	174,054	723,782	750,570		543,570
Income taxes									(226,166)	(246,475)		(179,297)
Net income	122,839	131,400	142,781	100,141	154,808	114,531	126,049	121,676	497,161	498,866	[1]	383,174
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net investment income									23,542	26,031		17,374
Realized investment gains (losses)									508	(1,646)		(1)
Total revenue									24,050	24,385		17,373
General operating expenses									30,945	21,682		18,119
Reimbursements from affiliates									(19,335)	(13,375)		(5,973)
Interest expense									75,426	74,827		71,687
Total benefits and expenses									87,036	83,134		83,833
Operating income (loss) before income taxes and equity in earnings of affiliates									(62,986)	(58,749)		(66,460)
Income taxes									14,380	18,521		19,773
Net operating loss before equity in earnings of affiliates									(48,606)	(40,228)		(46,687)
Equity in earnings of affiliates									545,767	539,094		429,861
Net income									$ 497,161	$ 498,866		$ 383,174

[1]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.